Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurements [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
As at	December 31, 2017
millions of Canadian dollars	Level 1	Level 2	Level 3	Total
Assets
Cash flow hedges
Power swaps	$5	$-	$-	$5
Foreign exchange forwards	-	2	-	2
	5	2	-	7
Regulatory deferral
Commodity swaps and forwards
Coal purchases	-	127	-	127
Power purchases	5	-	-	5
Natural gas purchases and sales	-	5	-	5
Heavy fuel oil purchases	4	8	-	12
Foreign exchange forwards	-	32	-	32
	9	172	-	181
HFT derivatives
Power swaps and physical contracts	-	3	9	12
Natural gas swaps, futures, forwards, physical contracts and related transportation	-	26	25	51
	-	29	34	63
Other derivatives
Interest rate swap	-	2	-	2
	-	2	-	2
Total assets	14	205	34	253
Liabilities
Cash flow hedges
Power swaps	2	-	-	2
Foreign exchange forwards	-	5	-	5
	2	5	-	7
Regulatory deferral
Commodity swaps and forwards
Power purchases	3	-	-	3
Natural gas purchases and sales	5	1	-	6
Foreign exchange forwards	-	4	-	4
	8	5	-	13
HFT derivatives
Power swaps and physical contracts	49	5	(4)	50
Natural gas swaps, futures, forwards and physical contracts	6	47	187	240
	55	52	183	290
Total liabilities	65	62	183	310
Net assets (liabilities)	$(51)	$143	$(149)	$(57)

As at	December 31, 2016
millions of Canadian dollars	Level 1	Level 2	Level 3	Total
Assets
Cash flow hedges
Power swaps	$10	$-	$-	$10
	10	-	-	10
Regulatory deferral
Commodity swaps and forwards
Coal purchases	-	74	-	74
Power purchases	7	-	-	7
Natural gas purchases and sales	8	25	-	33
Heavy fuel oil purchases	3	5	1	9
Foreign exchange forwards	-	106	-	106
	18	210	1	229
HFT derivatives
Power swaps and physical contracts	(7)	1	-	(6)
Natural gas swaps, futures, forwards, physical contracts and related transportation	-	4	39	43
	(7)	5	39	37
Total assets	21	215	40	276
Liabilities
Cash flow hedges
Power swaps	4	-	-	4
Foreign exchange forwards	-	23	-	23
	4	23	-	27
Regulatory deferral
Power purchases	4	-	-	4
Heavy fuel oil purchases	-	6	-	6
Natural gas purchases and sales	1	1	-	2
	5	7	-	12
HFT derivatives
Power swaps and physical contracts	12	5	-	17
Natural gas swaps, futures, forwards and physical contracts	4	24	389	417
	16	29	389	434
Other derivatives
Foreign exchange forwards	-	1	-	1
Interest rate swaps	-	1	-	1
	-	2	-	2
Total liabilities	25	61	389	475
Net assets (liabilities)	$(4)	$154	$(349)	$(199)

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The change in the fair value of the Level 3 financial assets for the year ended December 31, 2017 was as follows:

	Regulatory Deferral		HFT Derivatives
millions of Canadian dollars	Oil financial derivatives	Physical natural gas purchases and sales	Power	Naturalgas	Total
Balance, January 1, 2017	$1	$-	$-	$39	$40
Increase (reduction) in benefit included in regulated fuel for generation and purchased power	-	(1)	-	-	(1)
Unrealized gains (losses) included in regulatory assets or liabilities	(1)	1	-	-	-
Total realized and unrealized gains (losses) included in non-regulated operating revenues	-	-	9	1	10
Net transfers out of Level 3	-	-	-	(15)	(15)
Balance, December 31, 2017	$-	$-	$9	$25	$34

The change in the fair value of the Level 3 financial liabilities for the year ended December 31, 2017 was as follows:
	Regulatory Deferral		HFT Derivatives
millions of Canadian dollars	Oil financial derivatives	Physical natural gas purchases and sales	Power	Naturalgas	Total
Balance, January 1, 2017	$-	$-	$-	$389	$389
Increase (reduction) in benefit included in regulated fuel for generation and purchased power	-	(1)	-	-	(1)
Increase (reduction) in benefit included in non-regulated fuel for generation and purchased power	-	1	-	-	1
Total realized and unrealized gains (losses) included in non-regulated operating revenues	-	-	(5)	(206)	(211)
Net transfers into Level 3	-	-	1	4	5
Balance, December 31, 2017	$-	$-	$(4)	$187	$183

Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
As at	December 31, 2017
millions of Canadian dollars	Fair Value	ValuationTechnique	Unobservable Input	Range	Weighted average
Assets
HFT derivatives –	1	Modelled pricing	Third-party pricing	$24.88-$117.90	$92.93
Power swaps and			Probability of default	0.00%-0.01%	0.00%
physical contracts			Discount rate	0.00%-0.13%	0.00%
	8	Modelled pricing	Third-party pricing	$63.48-$117.00	$102.68
			Correlation factor	0.94%-0.99%	0.96%
			Probability of default	0.00%-0.00%	0.00%
			Discount rate	0.00%-0.00%	0.00%
HFT derivatives –	18	Modelled pricing	Third-party pricing	$2.06-$8.24	$3.61
Natural gas swaps, futures,			Probability of default	0.00%-0.05%	0.00%
forwards, physical contracts			Discount rate	0.00%-0.29%	0.06%
and related transportation	7	Modelled pricing	Third-party pricing	$2.04-$12.52	$6.42
			Basis adjustment	0.08%-0.71%	0.52%
			Probability of default	0.00%-0.00%	0.00%
			Discount rate	0.00%-0.09%	0.01%
Total assets	$34
Liabilities
HFT derivatives –	$(6)	Modelled pricing	Third-party pricing	$24.88-$117.90	$95.46
Power swaps and			Own credit risk	0.00%-0.01%	0.00%
physical contracts			Discount rate	0.00%-0.13%	0.00%
	2	Modelled pricing	Third-party pricing	$94.5-$117.00	$105.52
			Correlation factor	0.94%-0.99%	0.96%
			Probability of default	0.00%-0.00%	0.00%
			Discount rate	0.00%-0.00%	0.00%
HFT derivatives –	172	Modelled pricing	Third-party pricing	$1.89-$11.81	$4.64
Natural gas swaps, futures,			Own credit risk	0.00%-0.00%	0.00%
forwards and physical contracts			Discount rate	0.00%-0.12%	0.02%
	15	Modelled pricing	Third-party pricing	$2.15-$12.52	$8.94
			Basis adjustment	0.08%-0.71%	0.53%
			Own credit risk	0.00%-0.00%	0.00%
			Discount rate	0.00%-0.08%	0.01%
Total liabilities	$183
Net assets (liabilities)	$(149)

As at	December 31, 2016
millions of Canadian dollars	Fair Value	ValuationTechnique	Unobservable Input	Range	Weighted average
Assets
Regulatory deferral – Financial	$1	Modelled pricing	Third-party pricing	$69.64	$69.64
oil derivatives			Probability of default	0.80%	0.80%
HFT derivatives –	27	Modelled pricing	Third-party pricing	$1.41 - $11.87	$3.87
Natural gas swaps,			Probability of default	0.00% - 0.07%	0.01%
futures, forwards,			Discount rate	0.00% - 0.32%	0.05%
physical contracts	12	Modelled pricing	Third-party pricing	$1.83 - $11.87	$6.16
and related transportation			Basis adjustment	(0.11)% - 0.64%	0.39%
			Probability of default	0.00% - 0.05%	0.00%
			Discount rate	0.00% - 0.10%	0.00%
Total assets	$40
Liabilities
HFT derivatives –	$386	Modelled pricing	Third-party pricing	$1.55 - $11.87	$6.26
Natural gas swaps, futures,			Own credit risk	0.00% - 0.07%	0.00%
forwards and physical contracts			Discount rate	0.00% - 0.14%	0.02%
	3	Modelled pricing	Third-party pricing	$1.83 - $11.87	$5.93
			Basis adjustment	(0.11)% - 0.64%	0.27%
			Own credit risk	0.00% - 0.05%	0.01%
			Discount rate	0.00% - 0.10%	0.01%
Total liabilities	389
Net assets (liabilities)	$(349)

Fair Value, Estimate Not Practicable [Table Text Block]
The financial assets and liabilities included on the Consolidated Balance Sheets that are not measured at fair value consisted of the following:

As at
millions of Canadian dollars	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	Total
December 31, 2017	$13,881	$15,217	$69	$14,346	$802	$15,217
December 31, 2016	$14,744	$15,723	$78	$14,843	$802	$15,723